Investments in Joint Ventures - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,712	€ 1,614	€ 1,561
Amvest [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	2,673	2,266
Net assets of joint venture excluding goodwill	2,673	2,266
Carrying amount	1,008	877
Amvest [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	1,008	877
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	960	1,009
Net assets of joint venture excluding goodwill	587	626
Goodwill on acquisition	373	383
Carrying amount	685	721
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 312	€ 338